Average Annual Total Returns - FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO - FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO - Fidelity Flex Mid Cap Index Fund	Jun. 29, 2023
Fidelity Flex Mid Cap Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(17.29%)
Past 5 years	7.16%
Since Inception	8.54%
Fidelity Flex Mid Cap Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(17.67%)
Past 5 years	6.50%
Since Inception	7.95%
Fidelity Flex Mid Cap Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.01%)
Past 5 years	5.51%
Since Inception	6.68%
RS006
Average Annual Return:
Past 1 year	(17.32%)
Past 5 years	7.10%
Since Inception	8.49%	[1]

[1]	A From March 9, 2017